Average Annual Total Returns - Western Asset Core Plus VIT Portfolio	May 01, 2021
BloombergBarclaysUSAggregateIndex [Member]
Average Annual Return:
1 Year	7.51%	[1]
5 Years	4.44%	[1]
10 Years	3.84%	[1]
Class I
Average Annual Return:
1 Year	9.31%
5 Years	5.79%
10 Years	5.83%
Class II
Average Annual Return:
1 Year	9.05%
5 Years	5.50%
10 Years		[2]
Since Inception	4.49%
Inception Date	May 01, 2015

[1]	For Class II shares, for the period from the class’ inception date to December 31, 2020, the average annual total return of the Bloomberg Barclays U.S. Aggregate Index was 3.83%.
[2]	N/A